Other assets and liabilities - Summary of Other Liabilities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Total	R$ 42,130	R$ 38,511
Other financial liabilities, Current	167,789	147,993
Other financial liabilities, Non-current	8,608	9,447
Other financial liabilities, Total	134,267	118,929
Other financial liabilities at amortised cost, Total	134,106	118,924
Other financial liabilities at fair value through profit or loss, Total	157	6
Credit card operations [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities at amortised cost, Total	108,997	92,580
Trading and intermediation of securities [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities at amortised cost, Total	12,161	15,121
Foreign exchange portfolio [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities at amortised cost, Total	2,485	859
Finance leases [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities at amortised cost, Total	5,324	5,069
Other financials liabilities [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities at amortised cost, Total	5,139	5,295
Other financial liabilities at fair value through profit or loss, Total	161	5
Funds in transit [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Total	18,027	16,071
Charging and collection of taxes and similar [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Total	457	339
Social and statutory [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Total	7,853	6,759
Deferred income [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Total	3,278	3,201
Domestic sundry creditors [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Total	3,183	3,023
Personnel provision [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Total	2,244	1,900
Provision for sundry payments [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Total	2,348	2,576
Obligations on official agreements and rendering of payment services [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Total	1,261	1,326
Liabilities from post-employment benefit plans [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Total	2,209	2,083
Other non-financial liabilities [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Total	R$ 1,270	R$ 1,233